Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 49,149	$ 44,563
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(33,253)	(27,304)
Property, plant and equipment, net	15,896	17,259
Depreciation	6,664	6,368	$ 5,036
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	582	546
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,461	10,203
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,465	6,674
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 30,641	$ 27,140